UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21179

Name of Fund: BlackRock New York Municipal Income Quality Trust (BSE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Income Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 05/31/2013

Item 1	–	Schedule of Investments

Schedule of Investments May 31, 2013 (Unaudited)	BlackRock New York Municipal Income Quality Trust (BSE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York – 114.5%
Corporate – 1.6%
New York City Industrial Development Agency, Refunding RB, Senior Series A, AMT,
5.00%, 7/01/28	$165	$173,476
New York Liberty Development Corp., RB, Goldman Sachs Headquarters,
5.25%, 10/01/35	1,160	1,348,256

		1,521,732

County/City/Special District/School District – 20.1%
City of New York, GO:
Series A-1, 5.00%, 8/01/35	200	224,310
Sub-Series A-1, 5.00%, 10/01/34	330	375,731
City of New York, New York, GO:
Refunding, Series J, 5.00%, 8/01/25(a)	910	1,089,670
Sub-Series A-1, 4.00%, 10/01/34	175	180,710
Sub-Series G-1, 5.00%, 4/01/28	1,000	1,155,830
Erie County Industrial Development Agency, RB, City School District of Buffalo, Series A:
Project, 5.25%, 5/01/31	200	226,674
(AGM), 5.75%, 5/01/25	1,000	1,157,480
Hudson New York Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	500	522,770
5.75%, 2/15/47	1,000	1,153,470
(AGC), 5.00%, 2/15/47	1,250	1,310,900
(AGM), 5.00%, 2/15/47	750	786,540
(NPFGC), 4.50%, 2/15/47	1,250	1,273,725
New York City Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project (AGC), 4.97%, 3/01/39(b)	1,000	282,200
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	150	171,674
Yankee Stadium Project (NPFGC), 4.75%, 3/01/46	800	810,256
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/44	5,175	5,454,968
4.75%, 11/15/45	500	519,470
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project:
5.00%, 11/15/31	1,000	1,118,270
5.75%, 11/15/51	670	776,845
New York State Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM),
5.00%, 10/01/35	1,000	1,081,730

		19,673,223

Education – 36.0%
Dutchess County Local Development Corp., RB, Vassar College, Series A,
5.00%, 1/01/49	500	538,325
Herkimer County Industrial Development Agency, RB, College Foundation, Inc. Student Housing Project,
6.25%, 8/01/34	1,000	1,002,350
Madison County Capital Resource Corp., Refunding RB, Colgate University Project, Series A,
4.50%, 7/01/39	1,600	1,727,856
Madison County Industrial Development Agency, RB, Colgate University Project, Series A (AMBAC),
5.00%, 7/01/30	1,000	1,045,230
Monroe County Industrial Development Corp., RB, University of Rochester Project, Series A,
5.00%, 7/01/31	500	564,785
New York City Industrial Development Agency, RB, Lycee Francais de New York Project, Series A (ACA),
5.38%, 6/01/23	2,195	2,242,456
New York City Trust for Cultural Resources, Refunding RB:
American Museum of Natural History, Series A (NPFGC), 5.00%, 7/01/44	2,500	2,584,325
Museum of Modern Art, Series 1A, 5.00%, 4/01/31	700	804,279
Wildlife Conservation Society, Series A, 3.25%, 8/01/32	440	417,578
Wildlife Conservation Society, Series A, 5.00%, 8/01/42	410	459,975

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2013	1

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
New York State Dormitory Authority, RB:
Brooklyn Law School, Series B (Syncora), 5.13%, 7/01/13(c)	$4,000	$4,016,120
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	300	344,079
FIT Student Housing Corp. (NPFGC), 5.13%, 7/01/14(c)	2,500	2,630,075
Fordham University, Series A, 5.00%, 7/01/28	500	567,070
New York University, Series B, 5.00%, 7/01/37	500	567,070
New York University, Series C, 5.00%, 7/01/38	1,000	1,108,390
Saint Joachim & Anne Residence, 5.25%, 7/01/27	3,000	3,000,810
State University Dormitory Facilities, Series A, 5.00%, 7/01/40	600	654,048
The New School (AGM), 5.50%, 7/01/43	350	392,403
New York State Dormitory Authority, Refunding RB:
Cornell University, Series A, 5.00%, 7/01/40	250	280,163
Fordham University, 4.00%, 7/01/29	385	400,161
Mount Sinai School of Medicine at New York University (NPFGC), 5.00%, 7/01/35	2,400	2,556,312
New York University, Series A, 5.00%, 7/01/37	745	844,934
Rochester Institute of Technology, 4.00%, 7/01/32	395	399,345
Rochester Institute of Technology, 5.00%, 7/01/40	550	598,108
Rockefeller University, Series B, 4.00%, 7/01/38	830	852,269
Skidmore College, Series A, 5.00%, 7/01/27	135	153,213
Teachers College, Series A, 5.00%, 7/01/31	525	595,424
Orange County Funding Corp., Refunding RB, Mount State Mary College, Series A:
5.00%, 7/01/37	180	193,874
5.00%, 7/01/42	115	122,959
Schenectady County Capital Resource Corp., Refunding RB, Union College Project, Series A,
5.00%, 7/01/32	940	1,064,512
Tompkins County Development Corp., RB, Ithaca College Project (AGM),
5.50%, 7/01/33	250	283,755
Tompkins County Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A,
5.00%, 7/01/37	1,000	1,128,110
Troy Capital Resource Corp., Refunding RB, Rensselaer Polytechnic, Series A,
5.13%, 9/01/40	1,000	1,082,560

		35,222,923

Health – 12.9%
Dutchess County Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC),
5.50%, 4/01/30	500	557,655
Monroe County Industrial Development Corp., Refunding RB:
Rochester General Hospital Project, Series A, 5.00%, 12/01/37	850	924,341
Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	325	365,280
New York State Dormitory Authority, RB:
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	1,250	1,346,887
Mental Health Services (AGM), 5.00%, 8/15/18(c)	5	5,996
Mental Health Services (AGM), 5.00%, 2/15/22	995	1,156,926
New York University Hospitals Center, Series A, 6.00%, 7/01/40	250	288,903
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/37	350	390,470
North Shore-Long Island Jewish Health System, Series C, 4.25%, 5/01/39	185	189,692

2	BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2013

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
New York State Dormitory Authority, RB (concluded):
North Shore-Long Island Jewish Health System, Series D, 4.25%, 5/01/39	$405	$416,810
St. Barnabas, Series A (FHA) (AMBAC), 5.00%, 2/01/31	3,000	3,008,970
New York State Dormitory Authority, Refunding RB:
North Shore-Long Island Jewish Health System, Series A, 5.00%, 5/01/32	750	826,095
North Shore-Long Island Jewish Health System, Series A, 5.25%, 5/01/34	1,840	2,074,471
NYU Hospitals Center, Series A, 5.00%, 7/01/36	500	533,195
St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/31	500	529,735

		12,615,426

Housing – 1.8%
New York City Housing Development Corp., Refunding RB, Series L-2-A,
4.00%, 5/01/44	1,335	1,295,724
New York State Mortgage Agency, RB, 49th Series,
4.00%, 10/01/43	500	495,635

		1,791,359

State – 8.2%
New York City Transitional Finance Authority, BARB:
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	1,000	1,157,000
Series S-2 (AGM), 5.00%, 1/15/37	850	924,409
New York State Dormitory Authority, ERB:
Series B, 5.75%, 3/15/36	600	714,438
Series C, 5.00%, 12/15/31	1,500	1,668,330
New York State Dormitory Authority, RB, General Purpose, Series B,
5.00%, 3/15/42	500	552,710
New York State Dormitory Authority, Refunding RB, Third General Resolution, State University Educational Facilities Issue, Series A,
5.00%, 5/15/30	1,500	1,721,355
New York State Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series A,
3.50%, 3/15/28	1,250	1,291,325

		8,029,567

Transportation – 23.2%
Metropolitan Transportation Authority, RB:
Series 2008C, 6.50%, 11/15/28	750	928,260
Series A, 5.00%, 11/15/27	575	656,282
Series D, 5.25%, 11/15/41	1,750	1,926,680
Series H, 5.00%, 11/15/25	1,500	1,747,395
Series H, 4.00%, 11/15/34	1,160	1,140,280
Series H, 5.00%, 11/15/42	1,000	1,079,710
Metropolitan Transportation Authority, Refunding RB:
Series B, 5.00%, 11/15/34	540	595,285
Series F, 5.00%, 11/15/30	630	710,376
Series F (AGM), 4.00%, 11/15/30	1,000	1,032,610
New York State Thruway Authority, Refunding RB:
General, Series H (AGM), 5.00%, 1/01/37	4,000	4,380,920
General, Series I, 5.00%, 1/01/24	1,000	1,185,240
General, Series I, 5.00%, 1/01/37	500	548,955
Series I, 4.13%, 1/01/42	435	440,011
Series I, 5.00%, 1/01/42	425	462,043
Triborough Bridge & Tunnel Authority, Refunding RB:
Series A, 5.00%, 11/15/34	1,000	1,139,720
Series B, 5.00%, 11/15/31	90	103,841
Series C, 5.00%, 11/15/38	1,000	1,109,300
Series E (NPFGC), 5.00%, 11/15/32	2,660	2,668,432
Sub-Series A, 5.00%, 11/15/29	675	778,498

		22,633,838

Utilities – 10.7%
Albany Municipal Water Finance Authority, Refunding RB, Series A,
5.00%, 12/01/33	1,000	1,121,960

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2013	3

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Utilities (concluded)
Long Island Power Authority, RB, General:
Series A (AGM), 5.00%, 5/01/36	$500	$542,455
Series C (CIFG), 5.25%, 9/01/29	1,000	1,187,970
Long Island Power Authority, Refunding RB, Series A (AGC):
5.75%, 4/01/39	1,690	1,975,593
6.00%, 5/01/33	2,000	2,372,240
New York City Municipal Water Finance Authority, Refunding RB:
Series DD, 5.00%, 6/15/32	1,100	1,243,187
Series FF, 4.00%, 6/15/45	400	396,424
Series FF, 5.00%, 6/15/45	440	479,363
New York State Power Authority, Refunding RB, Series A,
5.00%, 11/15/38	1,000	1,124,530

		10,443,722

Total Municipal Bonds in New York		111,931,790

Puerto Rico – 8.2%
State – 3.6%
Commonwealth of Puerto Rico, GO, Refunding, Sub-Series C-7 (NPFGC),
6.00%, 7/01/27	700	734,888
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC),
6.00%, 7/01/28	500	521,035
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
5.75%, 8/01/37	1,000	1,077,750
(AGM), 5.00%, 8/01/40	500	517,140
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A, (NPFGC)(b):
5.57%, 8/01/41	1,500	319,080
5.61%, 8/01/43	2,000	376,940

		3,546,833

Transportation – 3.3%
Puerto Rico Highway & Transportation Authority, RB, Series Y (AGM),
6.25%, 7/01/21	2,000	2,366,240
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGM),
5.50%, 7/01/29	800	877,336

		3,243,576

Utilities – 1.3%
Puerto Rico Electric Power Authority, Refunding RB, Series VV (NPFGC):
5.25%, 7/01/29	250	254,345
5.25%, 7/01/30	1,000	1,012,360

		1,266,705

Total Municipal Bonds in Puerto Rico		8,057,114

Total Municipal Bonds – 122.7%		119,988,904

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(d)
New York – 38.1%
County/City/Special District/School District – 15.3%
City of New York, New York, GO, Sub-Series C-3 (AGC),
5.75%, 8/15/28(e)	1,000	1,210,220
Hudson New York Yards Infrastructure Corp., RB, Series A,
5.75%, 2/15/47	1,800	2,076,067
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1:
4.00%, 9/15/35	3,000	3,082,770
5.00%, 9/15/40	2,085	2,321,418
Sales Tax Asset Receivable Corp., Refunding RB, Series A (AMBAC),
5.00%, 10/15/32	5,997	6,310,400

		15,000,875

Education – 5.7%
New York State Dormitory Authority, LRB, State University Dormitory Facilities, Series A,
5.00%, 7/01/35	1,999	2,236,971

4	BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2013

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(d)	Par (000)	Value
New York (concluded)
Education (concluded)
New York State Dormitory Authority, RB, New York University, Series A (AMBAC),
5.00%, 7/01/37	$2,499	$2,727,921
New York State Dormitory Authority, Refunding LRB, Series A,
5.00%, 7/01/42	440	490,965

		5,455,857

Housing – 1.4%
New York State Mortgage Agency, Refunding RB, 48th Series, AMT,
3.70%, 10/01/38	1,440	1,409,069

State – 2.8%
New York City Transitional Finance Authority, RB, Future Tax Secured Revenue,
5.00%, 11/01/38	2,475	2,754,997

Transportation – 4.9%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority,
5.25%, 12/15/43	3,495	3,923,747
New York State Thruway Authority, Refunding RB, Series A,
5.00%, 3/15/31	800	907,192

		4,830,939

Utilities – 8.0%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A,
5.75%, 6/15/40	495	580,506
New York City Municipal Water Finance Authority, Refunding RB:
Second General Resolution, Fiscal 2011, Series HH, 5.00%, 6/15/32	2,249	2,535,386
Second General Resolution, Fiscal 2012, Series BB, 5.00%, 6/15/44	2,011	2,202,023
Series FF-2, 5.50%, 6/15/40	405	472,952
Suffolk County Water Authority, Refunding RB, New York Water System,
3.00%, 6/01/25	2,041	2,067,888

		7,858,755

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts in New York		37,310,492

Puerto Rico – 3.3%
State – 3.3%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C:
5.00%, 8/01/40	2,000	2,108,120
5.25%, 8/01/40	1,010	1,081,907

		3,190,027

Total Municipal Bonds in Puerto Rico		3,190,027

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 41.4%		40,500,519

Total Long-Term Investments (Cost – $151,950,012) – 164.1%		160,489,423

Short-Term Securities	Shares
Money Market Fund – 1.1%
BIF New York Municipal Money Fund,
0.00%(f)(g)	1,075,150	1,075,150

Total Short-Term Securities (Cost – $1,075,150) – 1.1%		1,075,150

Total Investments (Cost – $153,025,162*) – 165.2%		161,564,573
Other Assets Less Liabilities – 0.1%		62,995
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (23.9%)		(23,342,122)
VRDP Shares, at Liquidation Value – (41.4%)		(40,500,000)

Net Assets Applicable to Common Shares – 100.0%		$97,785,446

*	As of May 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$130,109,864

Gross unrealized appreciation	$9,230,712
Gross unrealized depreciation	(1,106,304)

Net unrealized appreciation	$8,124,408

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2013	5

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

Notes to Schedule of Investments

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation
Merrill Lynch, Pierce, Fenner & Smith	$1,089,670	$(14,751)

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(e)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on February 15, 2017, is $529,549.

(f)	Investments in issuers considered to be an affiliate of the Trust during the period ended May 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at May 31, 2013	Income
BIF New York Municipal Money Fund	1,020,744	54,406	1,075,150	$71

(g)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ACA	American Capital Access Holding Ltd.	CIFG	CDC IXIS Financial Guaranty
	AGC	Assured Guarantee Corp.	ERB	Education Revenue Bonds
	AGM	Assured Guaranty Municipal Corp.	FHA	Federal Housing Administration
	AMBAC	American Municipal Bond Assurance Corp.	GO	General Obligation Bonds
	AMT	Alternative Minimum Tax (subject to)	LRB	Lease Revenue Bonds
	BARB	Building Aid Revenue Bonds	NPFGC	National Public Finance Guarantee Corp.
	BHAC	Berkshire Hathaway Assurance Corp.	PILOT	Payment in Lieu of Taxes
	CAB	Capital Appreciation Bonds	RB	Revenue Bonds
			Syncora	Syncora Guarantee

6	BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2013

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

•	Financial futures contracts as of May 31, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(12)	10-Year US Treasury Note	Chicago Board of Trade	September 2013	$1,550,625	$12,484

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of May 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$160,489,423	–	$160,489,423
Short-Term Securities	$1,075,150	–	–	1,075,150

Total	$1,075,150	$160,489,423	–	$161,564,573

[1] See above Schedule of Investments for values in each state.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$12,484	–	–	$12,484

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2013	7

Schedule of Investments (concluded)	BlackRock New York Municipal Income Quality Trust (BSE)

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$70,000	—	—	$70,000
Liabilities:
TOB trust certificates	—	$(23,330,301)	—	(23,330,301)
VRDP shares	—	(40,500,000)	—	(40,500,000)

Total	$70,000	$(63,830,301)	—	$(63,760,301)

There were no transfers between levels during the period ended May 31, 2013.

8	BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2013

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Quality Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Quality Trust

Date: July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Quality Trust

Date: July 25, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Quality Trust

Date: July 25, 2013